Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities [Table Text Block]
The following is a summary of the marketable securities held by the Company as of December 31, 2012 and 2011:

		Gross Unrealized
	Adjusted Cost	Gains	Losses	Fair Value
December 31, 2012:
Common stocks	$4,195	$12,361	$—	$16,556
Government and government sponsored entities	11,123	—	—	11,123
	$15,318	$12,361	$—	$27,679

December 31, 2011:
Common stocks	$4,207	$9,480	$(5)	$13,682
Mutual funds	928	23	—	951
Mortgage/asset-backed securities	1,717	10	(4)	1,723
Government and government sponsored entities	15,058	45	(1,542)	13,561
Corporate bonds	636	26	—	662
International bonds	33	1	—	34
	$22,579	$9,585	$(1,551)	$30,613

Available For Sale Securities - Government and Government Sponsored Entities
Balance, January 1, 2011	$11,829
Change in unrealized loss included in other comprehensive income	1,542
Transfer out of Level 3 (1)	(2,248)
Balance, December 31, 2012	$11,123

Fair Value Measurements of Assets and Liabilities
The following tables set forth information regarding the Company’s financial instruments that are measured at fair value on a recurring basis in the accompanying consolidated balance sheets as of December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	27,679	16,556	—	11,123
Privately held debt and equity securities	2,475	—	—	2,475
Interest rate cap	—	—	—	—

Liabilities:
Interest rate swaps	5,805	—	5,805	—

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	$30,613	$18,784	$—	$11,829
Privately held debt and equity securities	2,475	—	—	2,475

Liabilities:
Interest rate swaps	$5,617	$—	$5,617	$—

Fair Value Measurements
FAIR VALUE MEASUREMENTS
The Company has categorized its financial assets and financial liabilities that are recorded at fair value into a hierarchy in accordance with ASC 820, Fair Value Measurements and Disclosure, ("ASC 820") based on whether the inputs to valuation techniques are observable or unobservable.  The fair value hierarchy contains three levels of inputs that may be used to measure fair value as follows:
Level 1 – Inputs represent quoted prices in active markets for identical assets and liabilities as of the measurement date.
     Level 2 – Inputs, other than those included in Level 1, represent observable measurements for similar instruments in active markets, or identical or similar instruments in markets that are not active, and observable measurements or market data for instruments with substantially the full term of the asset or liability.
Level 3 – Inputs represent unobservable measurements, supported by little, if any, market activity, and require considerable assumptions that are significant to the fair value of the asset or liability.  Market valuations must often be determined using discounted cash flow methodologies, pricing models or similar techniques based on the Company’s assumptions and best judgment.
The asset or liability's fair value within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Under ASC 820, fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability in an orderly transaction at the measurement date. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs and consider assumptions such as inherent risk, transfer restrictions and risk of nonperformance.
Fair Value Measurements on a Recurring Basis
The following tables set forth information regarding the Company’s financial instruments that are measured at fair value on a recurring basis in the accompanying consolidated balance sheets as of December 31, 2012 and 2011:

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	27,679	16,556	—	11,123
Privately held debt and equity securities	2,475	—	—	2,475
Interest rate cap	—	—	—	—

Liabilities:
Interest rate swaps	5,805	—	5,805	—

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities	$30,613	$18,784	$—	$11,829
Privately held debt and equity securities	2,475	—	—	2,475

Liabilities:
Interest rate swaps	$5,617	$—	$5,617	$—

The Company recognizes transfers in and out of every level at the end of each reporting period. There were no transfers between Levels 1 and 2 during the years ended December 31, 2012 and 2011.
Intangible lease assets and other assets in the consolidated balance sheets include marketable securities consisting of corporate equity securities, mortgage/asset-backed securities, mutual funds and bonds that are classified as available for sale.  Net unrealized gains and losses on available-for-sale securities that are deemed to be temporary in nature are recorded as a component of accumulated other comprehensive income in redeemable noncontrolling interests, shareholders’ equity and noncontrolling interests.  The Company recognized realized gains of $224 related to sales of marketable securities during the year ended December 31, 2012. The Company recognized realized losses of $22 and $114 related to sales of marketable securities during the years ended December 31, 2011 and 2010, respectively.  During the years ended December 31, 2012, 2011 and 2010, the Company did not recognize any write-downs for other-than-temporary impairments.  The fair value of the Company’s available-for-sale securities is based on quoted market prices and, thus, is classified under Level 1.  Tax increment financing bonds ("TIF bonds") are classified as Level 3. See Note 2 for a summary of the available-for-sale securities held by the Company.

The Company uses interest rate swaps and caps to mitigate the effect of interest rate movements on its variable-rate debt.  The Company had four interest rate swaps and one interest rate cap as of December 31, 2012 that qualify as hedging instruments and are designated as cash flow hedges.  The interest rate cap is included in intangible lease assets and other assets and the interest rate swaps are reflected in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.  The swaps and cap have predominantly met the effectiveness test criteria since inception and changes in their fair values are, thus, primarily reported in other comprehensive income (loss) and are reclassified into earnings in the same period or periods during which the hedged item affects earnings. The fair values of the Company’s interest rate hedges, classified under Level 2,  are determined using a proprietary model which is based on prevailing market data for contracts with matching durations, current and anticipated LIBOR or other interest basis information, consideration of the Company’s credit standing, credit risk of the counterparties and reasonable estimates about relevant future market conditions. See Notes 2 and 6 for additional information regarding the Company’s interest rate hedging instruments.
The carrying values of cash and cash equivalents, receivables, accounts payable and accrued liabilities are reasonable estimates of their fair values because of the short-term nature of these financial instruments. Based on the interest rates for similar financial instruments, the carrying value of mortgage and other notes receivable is a reasonable estimate of fair value. The fair value of mortgage and other indebtedness was $5,058,411 and $4,836,028 at December 31, 2012 and 2011, respectively. The fair value was calculated by discounting future cash flows for the notes payable using estimated market rates at which similar loans would be made currently.
The Company holds TIF bonds, which mature in 2028, received in a private placement as consideration for infrastructure improvements made by the Company related to the development of a community center. The Company had the intent and ability to hold the TIF bonds through the recovery period. The bonds were redeemed in January 2013 and the Company adjusted the value of the bonds to their net realizable value as of December 31, 2012. Due to the significant unobservable estimates and assumptions used in the valuation of the TIF bonds, the Company has classified the TIF bonds under Level 3 in the fair value hierarchy. The following table provides a reconciliation of changes between the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3):

Available For Sale Securities - Government and Government Sponsored Entities
Balance, January 1, 2011	$11,829
Change in unrealized loss included in other comprehensive income	1,542
Transfer out of Level 3 (1)	(2,248)
Balance, December 31, 2012	$11,123

(1)
The TIF bonds were adjusted to their net realizable value as of December 31, 2012 with the difference in estimate recorded as a transfer to long-lived assets. See for additional information related to the redemption of the bonds in January 2013.

In February 2007, the Company received a secured convertible promissory note from, and a warrant to acquire shares of, Jinsheng, in which the Company also holds a cost- method investment. See Note 5 for additional information. The secured convertible note is non-interest bearing and is secured by shares of Jinsheng. Since the secured convertible note is non-interest bearing and there is no active market for Jinsheng’s debt, the Company performed an analysis on the note considering credit risk and discounting factors to determine the fair value. The warrant was initially valued using estimated share price and volatility variables in a Black Scholes model. Due to the significant estimates and assumptions used in the valuation of the note and warrant, the Company has classified these under Level 3. As part of its investment review as of March 31, 2009, the Company determined that its investment in Jinsheng was impaired on an other-than-temporary basis due to a decline in expected future cash flows as a result of declining occupancy and sales related to the then downturn of the real estate market in China. An impairment charge of $2,400 is recorded in the Company’s consolidated statement of operations for the year ended December 31, 2009 to reduce the carrying values of the secured convertible note and warrant to their estimated fair values. The warrant expired in January 2010 and had no value. Since the secured convertible note is non-interest bearing and there is no active market for Jinsheng’s debt, the Company performed a probability-weighted discounted cash flow analysis using various sale, redemption and initial public offering ("IPO") exit strategies. The fair value analysis as of December 31, 2012 forecasts a 0% to 10% reduction in estimated cash flows. Sale and IPO scenarios employ capitalization rates ranging from10% to 12% which are discounted 20% for lack of marketability. Due to the significant unobservable estimates and assumptions used in the valuation of the note, the Company has classified it under Level 3 in the fair value hierarchy.  Based on the valuation as of December 31, 2012, the Company determined that the current balance of the secured convertible note of $2,475 is not impaired. There were no changes in the $2,475 classified as privately held debt and equity securities (Level 3) for the period for the period from January 1, 2011 through December 31, 2012.
The significant unobservable inputs used in the fair value measurement of the Jinsheng note include revenue estimates and marketability discount. Significant increases (decreases) in revenues could result in a significantly higher (lower) fair value measurement whereas significant increases (decreases) in the marketability discount could result in a significantly lower (higher) fair value measurement.
Fair Value Measurements on a Nonrecurring Basis
The Company measures the fair value of certain long-lived assets on a nonrecurring basis, through quarterly impairment testing or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company considers both quantitative and qualitative factors in its impairment analysis of long-lived assets. Significant quantitative factors include historical and forecasted information for each Property such as net operating income, occupancy statistics and sales levels. Significant qualitative factors used include market conditions, age and condition or the Property and tenant mix. Due to the significant unobservable estimates and assumptions used in the valuation of long-lived assets that experienced impairment, the Company has classified them under Level 3 in the fair value hierarchy. The fair value analysis for long-lived assets as of December 31, 2012 used various probability-weighted scenarios comparing the Property's net book value to the sum of its estimated fair value. Assumptions included up to a 10-year holding period with a sale at the end of the holding period, capitalization rates ranging from 10% to 12% and an estimated sales cost of 1%.
The following tables set forth information regarding the Company’s assets that are measured at fair value on a nonrecurring basis, restated for discontinued operations for all periods presented:

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Long-lived assets	$8,604	$—	$—	$8,604	$23,315

In December 2012, the Company acquired the remaining 40.0% interest in Imperial Valley Commons L.P., a joint venture in which the Company held a 60.0% ownership interest. In accordance with the Company's impairment review process described in Note 2, the Company recorded a non-cash impairment of real estate of $20,315 in the fourth quarter of 2012, related to vacant land available for the future expansion of Imperial Valley Commons located in El Centro, CA, to write down the book value as of December 31, 2012 from $25,645 to $5,330. Development of this asset has been negatively impacted by recent economic conditions and other competition in the market area that have affected pre-development leasing activity.
In accordance with the Company's impairment review process described in Note 2, the Company recorded a non-cash impairment of real estate of $3,000 in the third quarter of 2012 related to The Courtyard at Hickory Hollow, an associated center located in Antioch, TN, to write down the depreciated book value as of September 30, 2012 from $5,843 to an estimated fair value of $2,843 as of the same date. The revenues of The Courtyard at Hickory Hollow accounted for approximately 0.03% of total consolidated revenues for the year ended December 31, 2012. A reconciliation of the Property's carrying values for the year ended December 31, 2012 is as follows:

The Courtyard at Hickory Hollow
Beginning carrying value, January 1, 2012	$5,754
Capital expenditures	644
Depreciation expense	(124)
Loss on impairment of real estate	(3,000)
Ending carrying value, December 31, 2012	$3,274

During the year ended December 31, 2012, the Company recorded an impairment of real estate of $1,064 related to the sale of three outparcels for total net proceeds after selling costs of $1,186, which were less than their total carrying amounts of $2,250.

		Fair Value Measurements at Reporting Date Using
	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Asset:
Long-lived asset	$6,141	$—	$—	$6,141	$50,683

In accordance with the Company's impairment review process described in Note 2, the Company recorded a non-cash impairment of real estate of $50,683 in the third quarter of 2011 related to Columbia Place, a mall located in Columbia, SC, to write down the depreciated book value as of September 30, 2011 from $56,746 to an estimated fair value of $6,063 as of the same date. Columbia Place experienced declining cash flows as a result of changes in property-specific market conditions, which were further exacerbated by economic conditions that negatively impacted leasing activity and occupancy. The fair value reflected in the table above reflects the estimated fair value of Columbia Place as of September 30, 2011, adjusted for capital expenditures and depreciation expense during the fourth quarter of 2011.
The revenues of Columbia Place accounted for less than 1.0% of total consolidated revenues for the year ended December 31, 2011. A reconciliation of the Property's carrying values for the year ended December 31, 2011 is as follows:

Columbia Place
Beginning carrying value, January 1, 2011	$58,207
Capital expenditures	142
Depreciation expense	(1,525)
Loss on impairment of real estate	(50,683)
Ending carrying value, December 31, 2011	$6,141

In September 2011, the Company recorded an impairment of real estate of $621 related to an outparcel that was sold for net proceeds after selling costs of $1,477, which was less than its carrying amount of $2,098.
In December 2010, the Company recorded an impairment of real estate of $1,156 related to the sale of a parcel of land.